Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-42591
Entity Registrant Name	TIANCI INTERNATIONAL, INC.
Entity Central Index Key	0001557798
Entity Tax Identification Number	45-5540446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 1109, Lippo Sun Plaza
Entity Address, Address Line Two	28 Canton Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	852
Local Phone Number	266-21800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CIIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false